SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2022
Schedule of Accounts Receivable Allowances

The following table presents the activity in our accounts receivable allowances (in thousands):

		Additions
		Charged to
	Beginning	Costs and		Ending
	Balance	Expenses	Deductions*	Balance
Year Ended December 31, 2022:
Allowance for possible losses on accounts receivable	$5,085	$79,862	$(73,220)	$11,727
Year Ended December 25, 2021:
Allowance for possible losses on accounts receivable	$4,629	$66,883	$(66,427)	$5,085
Year Ended December 26, 2020:
Allowance for possible losses on accounts receivable	$4,440	$48,954	$(48,765)	$4,629
*	Includes accounts charged off, discounts given to customers and actual customer returns and allowances.

Schedule of Components of Property, Plant and Equipment

	Year Ended
	December 31,	December 25,
	2022	2021
Land and improvements	$171,729	$163,289
Building and improvements	355,228	329,698
Machinery and equipment	708,095	632,864
Furniture and fixtures	23,186	24,063
Construction in progress	121,730	62,199
Total Property, Plant and Equipment, Gross	$1,379,968	$1,212,113

Schedule of Estimated Useful Lives of Property, Plant, and Equipment

Land improvements	5 to 15 years
Buildings and improvements	10 to 32 years
Machinery, equipment and office furniture	2 to 20 years

Schedule of Disaggregation of revenue

The following table presents our net sales disaggregated by revenue source (in thousands):

	Year Ended
	December 31,	December 25,	December 26,	2022 vs. 2021	2021 vs. 2020
	2022	2021	2020	% Change	% Change
Point in Time Revenue	$9,442,794	$8,512,012	$5,025,895	10.9%	69.4%
Over Time Revenue	183,945	124,122	128,103	48.2%	(3.1)%
Total Net Sales	$9,626,739	$8,636,134	$5,153,998	11.5%	67.6%

Schedule of Percentage of Completion Account Balances

The following table presents the balances of over time accounting accounts on December 31, 2022 and December 25, 2021 which are included in “Other current assets” and “Accrued liabilities: Other”, respectively (in thousands):

	December 31,	December 25,
	2022	2021
Cost and Earnings in Excess of Billings	$6,798	$5,602
Billings in Excess of Cost and Earnings	10,184	10,744

Schedule of Computation of earnings per share	The computation of EPS is as follows (in thousands):

	December 31,	December 25,	December 26,
	2022	2021	2020
Numerator:
Net earnings attributable to controlling interest	$692,651	$535,640	$246,778
Adjustment for earnings allocated to non-vested restricted common stock	(27,488)	(17,342)	(6,903)
Net earnings for calculating EPS	$665,163	$518,298	$239,875
Denominator:
Weighted average shares outstanding	62,667	62,209	61,632
Adjustment for non-vested restricted common stock	(2,487)	(2,014)	(1,724)
Shares for calculating basic EPS	60,180	60,195	59,908
Effect of dilutive restricted common stock	473	159	20
Shares for calculating diluted EPS	60,653	60,354	59,928
Net earnings per share:
Basic	$11.05	$8.61	$4.00
Diluted	$10.97	$8.59	$4.00